CONVERTIBLE NOTES PAYABLES (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLES

The Company’s convertible notes as of June 30, 2023 and December 31, 2022 were as follows:

		June 30,		December 31,
		2023		2022
		Current	Non-current	Current	Non-current

Issued prior to Titan Merger
Evergreen – 2022	(a)	$48,000	$-	$-	$-
Evergreen – 2023	(b)	834,000	-	-	-
GS Capital	(c)	-	-	-	-
Chambers	(d)	60,000	-	-	-
Eleven 11	(e)	114,000	-	-	-
Calvary Fund	(f)	468,000	-	-	-
Keystone Capital	(g)	180,000	-	-	-
Diagonal Lending	(h)	52,006	-	-	-
Seven Knots	(i)	60,000	-	-	-

Issued prior to Titan Merger – Related Parties:

Sikka	(j)	120,000	-	-	-
Miller	(k)	60,000	-	-	-

Convertible Notes Payable:
Calvary Fund – Bridge Notes	(l)	604,000	-	-	-
Evergreen – Bridge Note	(m)	604,000	-	-	-

Related Parties:
Miller – Bridge Note	(n)	240,000	-	-	-
Titan 5 – Bridge Note	(o)	120,000	-	-	-

Total outstanding principal		$3,564,006	$-	$-	$-
Less: discounts		$(725,869)	$-	$-	$-
Total convertible notes payable		$2,838,137	$-	$-	$-

Convertible notes payable – related parties		$445,117	$-	$-	$-
Convertible notes payable		$2,939,020	$-	$-	$-

Issued prior to Titan Merger:

(a)	On October 31, 2022, the Company issued a 20% original issue discount Senior Secured Promissory Notes (the “Evergreen – 2022 Note”) to Evergreen Capital Management, LLC (“Evergreen”). The Evergreen – 2022 Note has a principal amount of $48,000, an annual interest rate of 10% per annum and a maturity date of July 21, 2023. The Evergreen – 2022 Note contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon the event of default. The conversion price is equal to 75% of the price per share at which the Company’s stock is sold to the public in a qualified offering. A qualified offering is defined as a transaction in which the Company issues and sells shares of its equity securities in an equity financing with total proceeds to the Company of not less than $1,000,000. The conversion feature contains a variable settlement feature which was determined to be a derivative liability (Note 11 – Derivative Liabilities). Subsequent to June 30, 2023, the Evergreen 2022 Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

(b)	Between January 1, 2023 and April 6, 2023 the Company issued five 20% original issue discount Senior Secured Promissory Notes (the “Evergreen – 2023 Notes”) to Evergreen. The Evergreen 2023 Notes have principal amounts ranging from $12,000 to 480,000, have an annual interest rate of 10% per annum, and were issued with maturity dates ranging from December 31, 2023 to April 30, 2024. The Evergreen 2023 Notes contain identical conversion features, enabling them to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion features each contain a variable settlement feature which was determined to be a derivative liability (Note 11 – Derivative Liabilities). Subsequent to June 30, 2023, the Evergreen – 2023 Notes were cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

(c)	On July 5, 2022, the Company issued an original issue discount Senior Secured Promissory Note (the “GS Capital Note”) to GS Capital Partners, LLC (“GS Capital”) that is dated as of July 5, 2022, and has a principal amount of $36,000. As of June 30, 2023, the Company has repaid the remaining outstanding principal balance. The GS Capital Note has an annual interest rate of 12% per annum and a maturity date of July 5, 2023. The GS Capital Note contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lowest trading price of the Company’s common stock for the 12 trading days immediately preceding the delivery of a notice of conversion. The conversion feature contains a variable settlement feature which was determined to be a derivative liability, however upon completing repayment of the principal balance, the derivative liability was reduced to $0 (Note 11 - Derivative Liabilities).

(d)	On February 16, 2023 the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Chambers Note”) to the James D. Chambers Living Trust (“Chambers”) with a principal amount of $60,000. The Chambers Note has an annual interest rate of 10% per annum and a maturity date of February 28, 2024. The Chambers Note also contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contains a variable settlement feature which was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023, the Chambers Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

(e)	On February 14, 2023 and March 14, 2023 the Company issued two 20% original issue discount Senior Secured Promissory Notes (the “Eleven 11 Notes”) to Eleven 11 Management, LLC (“Evergreen”) with principal amounts of $54,000 and $60,000, respectively. The Eleven 11 Notes have an annual interest rate of 10% per annum and have maturity dates of February 14, 2024 and February 28, 2024. The Eleven 11 Notes also contain identical conversion features, enabling them to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion features each contain a variable settlement feature which was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2022, the Eleven 11 Notes were cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

(f)	Between February 16, 2023 and April 26, 2023 the Company issued four 20% original issue discount Senior Secured Promissory Notes (the “Cavalry Fund Notes”) to Cavalry Fund I LP (“Cavalry”). The Cavalry Fund Notes have principal amounts ranging from $108,000 to $120,000, an annual interest rate of 10% per annum, and maturity dates ranging from February 28, 2024 to April 30, 2024. The Cavalry Fund Notes contain identical conversion features, enabling them to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion features each contain a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023, the Calvary Fund Notes were cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

(g)	Between March 3, 2023 and April 18, 2023 the Company issued three 20% original issue discount Senior Secured Promissory Notes (the “Keystone Notes”) to Keystone Capital Partners (“Keystone”). The Keystone Notes have principal amounts ranging from $30,000 to $90,000, an annual interest rate of 10% per annum, and were issued with maturity dates ranging from February 28, 2024 to April 17, 2024. The Keystone Notes also all contain identical conversion features, enabling them to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion features each contain a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023, the Keystone Notes were cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

(h)	On November 22, 2022 the Company issued an original issue discount Senior Secured Promissory Note (the “Diagonal Note”) to 1800 Diagonal Lending, LLC (“Diagonal”) with a principal balance of $130,016. The Diagonal Note has an annual interest rate of 11% per annum and a maturity date of November 22, 2023. As of May 19, 2023 the principal balance was $78,010. Between May 19, 2023 and June 30, 2023, the Company made principal repayments of $26,003 for the Diagonal Note. The Diagonal Note contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price is equal to 75% of the lowest trading price of the Company’s common stock during the ten trading days immediately preceding the conversion date. The conversion feature contains a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities).

(i)	On April 17, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Seven Knots Note”) to Seven Knots, LLC (“Seven Knots”). The Seven Knots Note has a principal amount of $60,000, an annual interest rate of 10% per annum, and a maturity date of April 16, 2024. The Seven Knots Note also contains a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price is equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contains a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023 the Seven Knots Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

Issued prior to Titan Merger – Related Parties:

(j)	On May 12, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Sikka Note”) to Ajay Sikka (“Sikka”), a current director and former chief executive officer of the Company. The Sikka Note had a principal amount of $120,000, an annual interest rate of 10% per annum and a maturity date of May 31, 2024. The Sikka Note also contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023, the Sikka Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

(k)	On May 12, 2023, the Company issued a 20% original issue discount Senior Secured Promissory Note (the “Miller Note”) to Glen Miller, the Company’s chief executive officer. The Miller Note had a principal amount of $60,000, an annual interest rate of 10% per annum, and a maturity date of May 31, 2024. The Miller Note also contained a conversion feature, enabling it to convert into shares of the Company’s common stock upon default. The conversion price was equal to the lower of (1) $0.015 per share or (2) 90% of the average of the two lowest volume-weighted average price of the five trading days ending on the day immediately prior to the conversion date. The conversion feature contained a variable settlement feature that was determined to be a derivative liability (Note 11 - Derivative Liabilities). Subsequent to June 30, 2023, the Miller Note was cancelled in exchange for rights to receive equity instruments (Note 16 – Subsequent Events).

Convertible Notes Payable:

(l)	On May 19, 2023 and June 16, 2023 the Company issued two 20% original issue discount Senior Secured Promissory Notes to Calvary (the “Calvary Fund Bridge Notes”). The Calvary Fund Bridge Notes have principal amounts of $204,000 and $400,000, respectively. The Cavalry Fund Bridge Notes have an annual interest rate of 10% per annum and maturity dates ranging from May 19, 2024 to June 6, 2024. The Cavalry Fund Bridge Notes both contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

(m)	On May 19, 2023 and June 16, 2023, the Company issued two 20% original issue discount Senior Secured Promissory Notes to Evergreen (the “Evergreen Bridge Notes”) with principal amounts of $400,000 and $204,000, respectively. The Evergreen Bridge Notes have an annual interest rate of 10% per annum and were issued with maturity dates of May 19, 2024 and June 16, 2024. The Evergreen Bridge Notes both contain identical “rollover rights” conversion features that enable the holders to convert all or part of the note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

Related Parties:

(n)	On June 13, 2023 the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “Miller Bridge Note”) to Glen Miller, the Company’s chief executive officer. The Miller Bridge Note has a principal amount of $240,000. The Miller Bridge Note has an annual interest rate of 10% per annum and was issued with a maturity date of June 13, 2024. The Miller Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Miller Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public offering.

(o)	On June 13, 2023 the Company sold and issued a 20% original issue discount Senior Secured Promissory Note (the “Titan 5 Bridge Note”) to Titan 5, a shareholder of the Company. The Titan 5 Bridge Note has a principal amount of $120,000, an annual interest rate of 10%, and was issued with a maturity date of June 13, 2024. The Titan 5 Bridge Note contains a “rollover rights” conversion feature that enables the holders to convert all or part of the Titan 5 Bridge Note’s principal and accrued interest in the event of a public offering or private placement of the Company’s equity, equity linked, or debt securities into purchase consideration for said public or private offering.

SCHEDULE OF MATURITIES OF LONG TERM DEBT

Convertible note payables principal maturities for the next five years and thereafter as of June 30, 2023 were as follows:

Remainder of 2023	$580,006
2024	2,984,000
2025	-
2026	-
2027	-
Total principal payments	3,564,006
Less: debt discounts	(725,869)
Total convertible notes payable	$2,838,137